Material Accounting Policies	6 Months Ended
Jun. 30, 2025
Material Accounting Policies [Abstract]
MATERIAL ACCOUNTING POLICIES

NOTE 3 - MATERIAL ACCOUNTING POLICIES

General

The principal accounting policies and calculation methods, which have been implemented in the preparation of the financial information for the interim period, are consistent with those that were implemented in the preparation of the Group’s annual financial statements for the year ended December 31, 2024.

New International Financial Reporting Standard:

IFRS 18, Presentation and disclosure in Financial Statements

In April 2024, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 18, Presentation and disclosure in Financial Statements, which replaces International Accounting Standard (“IAS “)1, Presentation of Financial Statements. The new standard is a result of the IASB’s Primary Financial Statements project, which is aimed at improving comparability and transparency of communication in financial statements. While a number of sections have been brought forward from IAS 1, with limited wording changes, IFRS 18 introduces new requirements on presentation within the statement of profit or loss, including the specified totals and subtotals. It also requires disclosure of management defined performance measures and includes new requirements for aggregation and disaggregation of financial information. In addition, certain amendments have been made to IAS 7, Statements of Cash flows. IFRS 18, and the amendments to the other standards, is effective for reporting periods beginning on or after January 1, 2027, but earlier application is permitted and must be disclosed.

IFRS 18 will apply retrospectively. Comparative periods in both interim and annual financial statements will need to be restated.

The Company is currently assessing the new requirements of IFRS 18.